Business Combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business Combination and Asset Acquisition [Abstract]
Schedule of Recognized Identified Assets Acquired and Liabilities Assumed
The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Working capital	7
Property, plant and equipment	64
Regulatory assets	1
Goodwill	33
Other long-term liabilities	(1)
104
The following table summarizes the determination of the fair value of the assets acquired and liabilities assumed:

(millions of dollars)
Working capital	2
Property, plant and equipment	32
Deferred income tax assets	1
Goodwill	15
Short-term debt	(20)
Regulatory liabilities	(1)
Other long-term liabilities	(1)
28